Expense Example (Invesco V.I. High Yield Fund, Series II shares, Invesco V.I. High Yield Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Fund | Series II shares, Invesco V.I. High Yield Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 107
3 Years	366
5 Years	677
10 Years	$ 1,561